Income Taxes	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Income Taxes
26.	INCOME TAXES

a)	Income tax expense

Details of income tax expense were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Current income tax expense
Related to current year	$113.5	$101.6
Related to prior years	1.8	1.1
	115.3	102.7
Deferred income tax expense (recovery)
Temporary differences	(24.6)	(9.0)
Effect of income tax rate changes on deferred income taxes	1.6	51.0
Increase (decrease) in valuation allowance	9.3	(7.2)
	(13.7)	34.8
Income tax expense	$101.6	$137.5

The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

	Years ended
	January 31, 2019		January 31, 2018
Income taxes calculated at statutory rates	$87.8	26.7%	$100.9	26.8%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(6.1)		(5.8)
Effect of income tax rate changes on deferred income taxes [a]	1.6		51.0
Increase (decrease) in valuation allowance	9.3		(7.2)
Recognition of income taxes on foreign currency translation	(1.3)		(0.7)
Permanent differences [b]	12.5		(4.0)
Other	(2.2)		3.3
Income tax expense	$101.6		$137.5
[a]	The effect of income tax rate changes on deferred income taxes for the year ended January 31, 2018 result mainly from the U.S. tax reform.

[b]	The permanent differences result mainly from the foreign exchange (gain) loss on the long-term debt denominated in U.S. dollars.

The income tax statutory rate is 26.7% for the year ended January 31, 2019 (26.8% for the year ended January 31, 2018). The income tax statutory rate is the Bombardier Recreational Products Inc. combined rate applicable in jurisdictions in which it operates.

b)	Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income taxes asset (liability) were as follows, as at:

	January 31, 2019	January 31, 2018	February 1, 2017

Related to current assets and liabilities
Inventories	$26.9	$20.0	$19.0
Investment tax credits receivable	(2.2)	(8.6)	(15.2)
Trade payables and accruals	9.9	7.3	7.3
Provisions	91.0	80.9	90.6
Other financial liabilities	15.9	13.4	18.0
Deferred revenues	15.5	15.5	18.1
Other	4.3	1.5	2.1
	161.3	130.0	139.9

Related to non-current assets and liabilities
Property, plant and equipment	(47.0)	(40.1)	(30.1)
Intangible assets	(56.9)	(37.4)	(37.6)
Provisions	15.5	17.6	25.6
Long-term debt	6.4	(1.1)	7.8
Deferred revenues	31.0	29.1	30.1
Employee future benefit liabilities	45.4	42.8	37.9
Other non-current liabilities	1.9	1.4	3.7
Other	4.8	4.8	5.4
	1.1	17.1	42.8

Related to non-capital losses carried forward	10.3	10.9	18.3
Related to capital losses carried forward	29.3	29.9	29.7
	202.0	187.9	230.7

Unrecognized tax benefits	(33.3)	(24.1)	(31.2)
Total	$168.7	$163.8	$199.5

As at January 31, 2019, the Company had non-capital losses and capital losses available to reduce future taxable income.

As at January 31, 2019, non-capital losses amounted to $30.6 million ($36.1 million as at January 31, 2018), of which $28.2 million ($34.6 million as at January 31, 2018) is available to reduce future federal taxable income in the United States and $2.4 million ($1.5 million as at January 31, 2018) is available to reduce future taxable income in other tax jurisdictions. The $30.6 million of non-capital losses will expire from fiscal year 2031 until fiscal year 2033.

As at January 31, 2019, the balance of deductible capital losses amounted to $110.5 million ($112.7 million as at January 31, 2018) and are available to offset future taxable capital gains in Canada for an unlimited period of time.

As at January 31, 2019, the Company has $25.4 million in investment tax credits receivable, of which $20.0 million are refundable and $5.4 million are available to reduce income taxes in future periods (respectively $20.5 million, $16.0 million and $4.5 million as at January 31, 2018). The $5.4 million ($4.5 million as at January 31, 2018) are available to reduce future income taxes of other tax jurisdictions.

As at January 31, 2019 and 2018, deferred income taxes assets have been entirely recognized except for certain elements, consisting mainly of deductible capital losses carried forward, as the Canadian and Quebec taxation laws required those losses to be offset with available capital gains in order to be deductible.

In addition, deferred income taxes have not been provided for the undistributed earnings of foreign subsidiaries since either income taxes would not be applicable upon distribution of earnings or the Company determined that such earnings will be indefinitely reinvested. However, distribution in the form of dividends or otherwise from countries where earnings are indefinitely reinvested may be subject to income taxes.